LEASES	12 Months Ended
Jun. 30, 2020
LEASES
LEASES

NOTE 6 -             LEASES

	June 30, 2020	June 30, 2019
Operating leases:
Operating lease right of use assets	63,356	163,041
Current operating lease liabilities	47,904	57,990
Non-current operating lease liabilities	7,103	194,089
Total operating lease liabilities	$55,007	$252,079

Maturities of lease liabilities were as follows:

For the year ended June 30,	Operating lease
2021	$61,304
Total	$61,304
Less: amount representing interest	$6,297
Present value of future minimum lease payments	$55,007
Less: Current obligations	$47,904
Long-term obligations	$7,103

Operating lease expense for the years ended June 30, 2020 and 2019 was $95,545 and $102,859, respectively The remaining lease term is eight months as to the year ended June 30, 2020. Discount rate was 5.46%.